Shareholder Report, Line Graph (Details) - USD ($)		3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended	15 Months Ended	18 Months Ended	21 Months Ended	24 Months Ended	27 Months Ended	30 Months Ended	33 Months Ended	36 Months Ended	39 Months Ended	42 Months Ended	45 Months Ended	48 Months Ended	51 Months Ended	54 Months Ended	57 Months Ended	60 Months Ended	63 Months Ended	66 Months Ended	69 Months Ended	72 Months Ended	75 Months Ended	78 Months Ended	81 Months Ended	84 Months Ended	87 Months Ended	90 Months Ended	93 Months Ended	96 Months Ended	99 Months Ended	102 Months Ended	105 Months Ended	108 Months Ended	111 Months Ended	114 Months Ended	117 Months Ended	120 Months Ended
	Dec. 31, 2015	Mar. 31, 2016	Jun. 30, 2016	Sep. 30, 2016	Dec. 31, 2016	Mar. 31, 2017	Jun. 30, 2017	Sep. 30, 2017	Dec. 31, 2017	Mar. 31, 2018	Jun. 30, 2018	Sep. 30, 2018	Dec. 31, 2018	Mar. 31, 2019	Jun. 30, 2019	Sep. 30, 2019	Dec. 31, 2019	Mar. 31, 2020	Jun. 30, 2020	Sep. 30, 2020	Dec. 31, 2020	Mar. 31, 2021	Jun. 30, 2021	Sep. 30, 2021	Dec. 31, 2021	Mar. 31, 2022	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2022	Mar. 31, 2023	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2023	Mar. 31, 2024	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2024	Mar. 31, 2025	Jun. 30, 2025	Sep. 30, 2025	Dec. 31, 2025
C000151115
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,407	$ 10,864	$ 11,374	$ 11,521	$ 11,805	$ 12,105	$ 12,399	$ 12,521	$ 12,425	$ 12,322	$ 12,622	$ 12,297	$ 13,066	$ 13,443	$ 13,698	$ 14,062	$ 11,727	$ 13,384	$ 13,962	$ 14,886	$ 15,056	$ 15,373	$ 15,471	$ 15,341	$ 14,611	$ 13,041	$ 12,836	$ 13,526	$ 13,967	$ 14,203	$ 14,468	$ 15,410	$ 15,660	$ 15,892	$ 16,583	$ 16,720	$ 16,904	$ 17,502	$ 18,007	$ 18,274
C000151116
Account Value [Line Items]
Accumulated Value	10,000	10,403	10,855	11,360	11,500	11,776	12,085	12,370	12,483	12,381	12,260	12,551	12,222	12,980	13,348	13,607	13,961	11,639	13,261	13,826	14,748	14,894	15,214	15,303	15,167	14,439	12,882	12,673	13,330	13,758	14,001	14,236	15,155	15,393	15,614	16,303	16,410	16,582	17,180	17,665	17,898
C000159133
Account Value [Line Items]
Accumulated Value	500,000	520,593	543,740	568,937	576,497	590,882	606,358	621,819	627,489	622,894	617,968	633,260	617,176	656,032	675,254	688,989	706,899	590,328	673,269	702,634	749,484	758,304	775,336	779,826	774,335	736,982	658,711	647,778	682,852	705,399	718,464	731,189	779,125	792,045	804,111	839,411	846,656	856,252	886,914	913,848	926,726
Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	10,000	10,590	10,896	10,985	10,209	10,388	10,659	10,847	10,964	11,113	10,804	10,704	10,832	11,070	11,435	11,517	11,573	11,535	11,918	12,235	12,637	12,073	12,232	12,124	12,042	11,300	10,367	9,647	10,086	10,389	10,230	9,863	10,662	10,440	10,325	11,046	10,482	10,758	11,244	11,311	11,338
Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	10,000	10,590	10,896	10,985	10,209	10,388	10,659	10,847	10,964	11,113	10,804	10,704	10,832	11,070	11,435	11,517	11,573	11,535	11,918	12,235	12,637	12,073	12,232	12,124	12,042	11,300	10,367	9,647	10,086	10,389	10,230	9,863	10,662	10,440	10,325	11,046	10,482	10,758	11,244	11,311	11,338
Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	500,000	529,495	544,798	549,246	510,430	519,421	532,936	542,335	548,176	555,638	540,178	535,189	541,598	553,523	571,760	575,848	578,641	576,750	595,901	611,761	631,854	603,669	611,592	606,189	602,113	565,017	518,335	482,341	504,279	519,441	511,495	493,151	533,099	521,994	516,229	552,277	524,095	537,908	562,204	565,551	566,902
ICE BofA Global High Yield Index Hedged to USD
Account Value [Line Items]
Accumulated Value	10,000	10,324	10,860	11,427	11,621	11,956	12,204	12,479	12,553	12,478	12,461	12,743	12,314	13,161	13,535	13,706	14,104	12,195	13,549	14,106	15,035	15,143	15,509	15,542	15,492	14,641	13,184	13,054	13,741	14,197	14,427	14,560	15,542	15,865	16,101	16,906	16,999	17,212	17,753	18,226	18,463
ICE BofA Global High Yield Index Hedged to USD
Account Value [Line Items]
Accumulated Value	10,000	10,324	10,860	11,427	11,621	11,956	12,204	12,479	12,553	12,478	12,461	12,743	12,314	13,161	13,535	13,706	14,104	12,195	13,549	14,106	15,035	15,143	15,509	15,542	15,492	14,641	13,184	13,054	13,741	14,197	14,427	14,560	15,542	15,865	16,101	16,906	16,999	17,212	17,753	18,226	18,463
ICE BofA Global High Yield Index Hedged to USD
Account Value [Line Items]
Accumulated Value	$ 500,000	$ 516,212	$ 543,011	$ 571,330	$ 581,047	$ 597,806	$ 610,212	$ 623,972	$ 627,629	$ 623,905	$ 623,029	$ 637,129	$ 615,675	$ 658,062	$ 676,740	$ 685,317	$ 705,179	$ 609,733	$ 677,471	$ 705,286	$ 751,762	$ 757,127	$ 775,431	$ 777,080	$ 774,615	$ 732,071	$ 659,206	$ 652,701	$ 687,045	$ 709,871	$ 721,335	$ 727,992	$ 777,124	$ 793,268	$ 805,068	$ 845,324	$ 849,966	$ 860,605	$ 887,652	$ 911,303	$ 923,128